Group balance sheet - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment		$ 100,238	$ 104,719
Goodwill		14,888	12,472
Intangible assets		9,646	9,991
Investments in joint ventures		12,291	12,435
Investments in associates		7,741	7,814
Other investments		1,292	2,189
Fixed assets		146,096	149,620
Loans		1,961	1,942
Trade and other receivables		1,815	1,767
Derivative financial instruments		16,114	9,980
Prepayments		548	623
Deferred tax assets		5,403	4,268
Defined benefit pension plan surpluses		7,457	7,948
Non-current assets		179,394	176,148
Current assets
Loans		223	240
Inventories		23,232	22,819
Trade and other receivables		27,127	31,123
Derivative financial instruments		5,112	12,583
Prepayments		2,594	2,520
Current tax receivable		1,096	837
Other investments		165	843
Cash and cash equivalents		39,204	33,030
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		98,753	103,995
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		4,081	151
Current assets		102,834	104,146
Total assets		282,228	280,294
Current liabilities
Trade and other payables		58,411	61,155
Derivative financial instruments		4,347	5,250
Accruals		6,071	6,527
Current lease liabilities		2,660	2,650
Current finance debt		4,474	3,284
Current tax payable		1,573	2,732
Provisions		3,600	4,418
Current liabilities other than liabilities included in disposal groups classified as held for sale		81,136	86,016
Liabilities included in disposal groups classified as held for sale		1,105	62
Current liabilities		82,241	86,078
Non-current liabilities
Other payables		9,409	10,076
Derivative financial instruments		18,532	10,402
Accruals		1,326	1,310
Non-current lease liabilities		9,340	8,471
Finance debt		55,073	48,670
Deferred tax liabilities		8,428	9,617
Provisions		14,688	14,721
Defined benefit pension plan and other post-employment benefit plan deficits		4,873	5,456
Non-current liabilities		121,669	108,723
Total liabilities		203,910	194,801
Net assets		78,318	85,493
Equity
bp shareholders’ equity		59,246	70,283
Non-controlling interests		19,072	15,210
Total equity	[1]	$ 78,318	$ 85,493

[1]	See Note 32 for further information.